Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations
Discontinued Operations

NOTE 4—Discontinued Operations

        Spin-off of Financing    In 2009, the Company completed the spin-off of its Financing business and the merger of that business with Hanover Capital Mortgage Holdings, Inc. to create Walter Investment Management Corp. ("Walter Investment"), which operates as a publicly traded real estate investment trust. The subsidiaries and assets that Walter Investment owned at the time of the spin-off included all assets of Financing except for those associated with the workers' compensation program and various other run-off insurance programs within Cardem Insurance Co., Ltd. As a result of the spin-off, the Company no longer has any ownership interest in Walter Investment. Amounts previously reported in the Financing segment are presented as discontinued operations for the years ended December 31, 2010 and 2009.

        Closure of Homebuilding    In 2008, the Company made the decision to close the Homebuilding business. This decision was reached despite the efforts of management and employees, including a major restructuring during 2008 that closed nearly half of the sales centers. After the decision was made, the Company immediately took steps to liquidate the remaining assets and wind down the business. This wind down was substantially complete in 2009 and as a result, the Company has reported the results of operations, assets, liabilities and cash flows of the Homebuilding segment as discontinued operations for the years ended December 31, 2010 and 2009.

        Closure of Kodiak Mining Co.    In 2008, the Company announced the permanent closure of the underground coal mine operations of Kodiak Mining Company, LLC ("Kodiak"), which is wholly-owned by Walter Minerals, due to high operational costs, difficult operating conditions and a challenging pricing environment for Kodiak's product. As such, the Company has reported the results of operations, assets, liabilities and cash flows of Kodiak as discontinued operations for the years ended December 31, 2010 and 2009.

        The table below presents the significant components of operating results included in loss from discontinued operations (primarily Financing, Homebuilding and Kodiak) for the years ended December 31, 2010 and 2009 (in thousands):

	For the years ended December 31,
	2010	2009
Sales and revenues	$4,293	$83,673

Loss from discontinued operations before income tax expense (benefit)	$(5,856)	$(3,725)
Income tax expense (benefit)	(2,228)	967

Loss from discontinued operations	$(3,628)	$(4,692)

        Prior to the Company discontinuing these operations, the Company allocated certain corporate expenses, limited to specifically identified costs and other corporate shared services which supported segment operations, to discontinued operations. These costs represented expenses that had historically been allocated to and recorded by the Company's operating segments as selling, general and administrative expenses. The Company did not elect to allocate corporate interest expense to discontinued operations.

        The remaining assets and liabilities of Homebuilding and Kodiak included as discontinued operations in the consolidated balance sheet as of December 31, 2010 are shown below (in thousands):

December 31, 2010
Cash and cash equivalents	$535
Receivables, net	563
Inventories	613
Property, plant and equipment, net	3,691
Other assets	510

Total assets(a)	$5,912

Accounts payable	$943
Accrued expenses	6,045
Other liabilities	750

Total liabilities(a)	$7,738

(a)
Total assets and liabilities of discontinued operations are shown as "current" in the consolidated balance sheet at December 31, 2010.